Condensed Consolidated Balance Sheet Components- Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulated Operations [Abstract]
Prepaid expenses	$ 3,702	$ 3,162	$ 2,707
Other current assets	2,468	1,986	1,377
Prepaid expenses and other current assets	$ 6,170	$ 5,148	$ 4,146